LVIP Macquarie Bond Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.22%
•Fannie Mae Connecticut Avenue Securities
Series 2022-R02 2M2 8.28% (SOFR30A + 3.00%) 1/25/42	4,565,000	$4,681,696
Series 2023-R08 1M1 6.78% (SOFR30A + 1.50%) 10/25/43	11,454,556	11,487,863
Series 2024-R04 1A1 6.28% (SOFR30A + 1.00%) 5/25/44	17,148,263	17,133,252
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	40,245	42,108
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	207,248	163,427
Series 2017-40 GZ 3.50% 5/25/47	2,765,423	2,582,288
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,163,455	1,912,138
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.44% (SOFR30A + 1.16%) 12/25/29	226,031	226,391
Series 2021-DNA5 M2 6.93% (SOFR30A + 1.65%) 1/25/34	8,245,714	8,292,989
Series 2021-HQA2 M2 7.33% (SOFR30A + 2.05%) 12/25/33	23,396,938	23,886,356
Series 2022-DNA1 M2 7.78% (SOFR30A + 2.50%) 1/25/42	11,550,000	11,796,292
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	151,516	159,520
GNMA
Series 2013-113 LY 3.00% 5/20/43	2,742,770	2,539,751
Series 2017-163 ZK 3.50% 11/20/47	616,114	575,143
Total Agency Collateralized Mortgage Obligations (Cost $84,856,983)		85,479,214
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	2,990,000	2,910,054
Total Agency Commercial Mortgage-Backed Security (Cost $2,952,833)		2,910,054
AGENCY MORTGAGE-BACKED SECURITIES–29.21%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	33,568,450	30,864,842
2.50% 8/1/36	27,308,709	25,635,192
3.00% 11/1/33	10,046,231	9,754,210
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.50% 10/1/38	18,109,036	$18,487,279
Fannie Mae S.F. 20 yr
2.00% 3/1/41	13,639,084	11,907,935
2.00% 5/1/41	6,219,907	5,436,963
2.50% 5/1/40	3,046,403	2,777,914
3.00% 12/1/37	8,295,325	7,846,776
3.00% 1/1/38	10,602,005	10,064,494
3.00% 10/1/47	45,898	41,373
4.00% 9/1/42	26,491,152	26,029,820
4.50% 12/1/40	9,317,760	9,457,507
Fannie Mae S.F. 30 yr
2.00% 6/1/50	25,967,820	21,665,329
2.00% 11/1/50	16,596,303	13,913,198
2.00% 12/1/50	4,979,693	4,174,597
2.00% 1/1/51	5,074,609	4,270,382
2.00% 2/1/51	19,104,243	16,041,504
2.00% 3/1/51	1,939,313	1,606,274
2.00% 4/1/51	19,348,950	16,086,533
2.00% 8/1/51	7,090,767	5,944,018
2.00% 9/1/51	47,688,333	39,527,654
2.00% 1/1/52	18,617,133	15,660,063
2.50% 8/1/50	25,354,280	22,352,121
2.50% 1/1/51	43,868,353	38,721,125
2.50% 6/1/51	7,190,348	6,319,462
2.50% 7/1/51	1,074,355	937,505
2.50% 8/1/51	37,177,156	32,536,977
2.50% 12/1/51	2,405,958	2,084,845
2.50% 2/1/52	65,139,862	56,302,438
2.50% 7/1/53	7,717,154	6,682,017
3.00% 6/1/45	440,470	406,633
3.00% 4/1/46	2,013,245	1,863,812
3.00% 8/1/46	1,154,324	1,060,962
3.00% 4/1/47	18,966	17,358
3.00% 12/1/47	2,311,117	2,117,883
3.00% 2/1/48	20,578,479	18,936,034
3.00% 3/1/48	16,037,097	14,713,905
3.00% 11/1/48	2,968,963	2,724,022
3.00% 11/1/49	1,295,397	1,191,644
3.00% 12/1/49	17,865,083	16,324,153
3.00% 2/1/50	991,843	875,596
3.00% 5/1/51	2,299,404	2,103,279
3.00% 7/1/51	7,893,624	7,172,610
3.00% 12/1/51	11,831,268	10,805,765
3.00% 6/1/52	36,403,590	32,905,029
3.50% 1/1/48	9,437,617	8,981,993
3.50% 2/1/48	13,037,328	12,328,377
3.50% 3/1/50	2,678,744	2,543,027
3.50% 8/1/50	29,272,618	27,623,030
3.50% 9/1/50	6,098,651	5,801,132
3.50% 3/1/52	21,244,463	20,044,241
3.50% 5/1/52	13,699,505	12,929,433
3.50% 6/1/52	4,160,378	3,912,574
3.50% 9/1/52	30,629,794	28,881,509
4.00% 3/1/47	14,604,644	14,251,241
LVIP Macquarie Bond Fund–1

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 6/1/48	11,031,212	$10,757,583
4.00% 10/1/48	10,590,612	10,415,352
4.00% 1/1/50	2,951,921	2,932,170
4.00% 8/1/51	8,622,260	8,473,927
4.00% 9/1/52	12,896,572	12,390,159
4.50% 7/1/40	867,486	866,194
4.50% 8/1/41	2,001,811	2,024,724
4.50% 2/1/44	8,763,630	8,863,761
4.50% 2/1/46	25,918,199	26,126,227
4.50% 5/1/46	3,244,264	3,281,321
4.50% 12/1/48	2,683,617	2,667,646
4.50% 1/1/49	4,256,573	4,237,828
4.50% 2/1/49	2,307,977	2,313,524
4.50% 1/1/50	7,201,804	7,213,680
4.50% 4/1/50	14,439,868	14,434,008
4.50% 10/1/52	55,262,679	54,348,846
4.50% 12/1/52	11,513,713	11,322,190
4.50% 2/1/53	20,427,135	20,089,344
5.00% 7/1/47	19,197,813	19,776,569
5.00% 1/1/51	18,403,483	18,695,776
5.00% 8/1/53	49,565,100	49,874,893
5.00% 9/1/53	10,410,957	10,408,337
5.50% 5/1/44	20,480,606	21,209,062
5.50% 8/1/52	10,737,624	11,025,581
5.50% 11/1/52	9,631,376	9,833,648
5.50% 7/1/53	10,883,972	11,013,261
6.00% 1/1/42	15,665,248	16,506,509
6.00% 5/1/53	14,019,948	14,457,527
6.00% 7/1/53	13,933,614	14,514,438
6.00% 9/1/53	20,389,096	20,842,511
6.50% 9/1/53	10,641,196	11,045,475
Freddie Mac S.F. 15 yr 4.50% 5/1/38	4,597,079	4,609,463
Freddie Mac S.F. 20 yr
2.00% 3/1/41	15,315,835	13,375,614
2.00% 5/1/42	13,454,195	11,694,016
2.00% 8/1/42	20,377,857	17,730,913
2.50% 2/1/42	5,029,853	4,514,658
2.50% 3/1/42	16,754,093	15,026,525
2.50% 9/1/42	24,087,987	21,634,991
3.00% 5/1/40	649,249	613,397
3.00% 4/1/42	5,917,519	5,513,475
5.00% 11/1/42	12,934,016	13,107,728
5.50% 6/1/43	2,179,432	2,229,881
5.50% 7/1/43	23,073,837	23,678,457
Freddie Mac S.F. 30 yr
2.00% 12/1/50	6,197,190	5,162,293
2.00% 3/1/52	16,308,548	13,501,461
2.50% 7/1/50	1,959,317	1,712,869
2.50% 3/1/51	3,123,423	2,728,485
2.50% 5/1/51	4,014,891	3,513,047
2.50% 11/1/51	16,552,983	14,507,094
2.50% 12/1/51	22,945,105	20,099,446
3.00% 1/1/47	53,261,558	48,750,023
3.00% 8/1/48	4,404,693	4,048,536
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 1/1/50	2,511,881	$2,301,841
3.00% 7/1/50	3,705,727	3,399,024
3.00% 12/1/50	1,714,972	1,570,947
3.00% 8/1/51	6,317,041	5,731,520
3.00% 8/1/52	17,493,478	15,905,832
3.50% 2/1/47	9,816,933	9,373,373
3.50% 7/1/47	58,496,596	55,530,670
3.50% 11/1/48	17,445,866	16,545,971
3.50% 2/1/49	38,110,080	35,961,213
3.50% 6/1/52	4,255,398	3,982,094
4.00% 10/1/47	6,782,887	6,577,214
4.00% 9/1/49	6,442,567	6,298,648
4.00% 9/1/52	71,541,578	68,961,783
4.50% 1/1/49	4,407,018	4,381,998
4.50% 3/1/49	2,099,839	2,090,594
4.50% 8/1/49	6,566,211	6,587,619
4.50% 10/1/52	21,578,304	21,211,871
4.50% 11/1/52	85,054,971	83,640,089
5.00% 10/1/48	2,624,234	2,664,701
5.00% 7/1/52	33,348,388	33,833,079
5.00% 9/1/52	27,221,292	27,611,972
5.00% 11/1/52	2,889,543	2,892,014
5.00% 6/1/53	3,287,173	3,287,107
5.50% 9/1/41	7,643,870	7,893,739
5.50% 9/1/52	13,607,100	14,022,816
5.50% 11/1/52	2,809,270	2,863,206
5.50% 3/1/53	24,096,279	24,745,120
5.50% 9/1/53	26,628,385	27,378,301
5.50% 2/1/54	21,765,902	22,120,428
6.00% 1/1/53	8,396,171	8,729,539
GNMA I S.F. 30 yr
3.00% 8/15/45	3,131,250	2,891,174
3.00% 3/15/50	1,630,892	1,491,377
5.50% 10/15/42	9,486,388	9,821,891
GNMA II S.F. 30 yr
3.00% 8/20/50	3,626,358	3,370,998
3.00% 12/20/51	14,056,475	12,821,256
5.00% 9/20/52	7,249,827	7,272,679
5.50% 4/20/53	12,179,661	12,238,688
5.50% 5/20/53	20,866,143	21,086,596
5.50% 7/20/53	13,180,404	13,374,169
5.50% 2/20/54	16,308,887	16,564,678
6.00% 5/20/53	20,411,247	20,879,423
Total Agency Mortgage-Backed Securities (Cost $2,064,224,325)		2,043,267,284
CORPORATE BONDS–31.87%
Aerospace & Defense–0.74%
Boeing Co. 6.86% 5/1/54	24,680,000	27,089,018
Bombardier, Inc.
7.00% 6/1/32	3,455,000	3,613,709
7.25% 7/1/31	3,455,000	3,652,574
Northrop Grumman Corp. 5.20% 6/1/54	9,850,000	10,029,407
LVIP Macquarie Bond Fund–2

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
TransDigm, Inc.
6.63% 3/1/32	3,455,000	$3,597,837
6.88% 12/15/30	3,455,000	3,617,993
		51,600,538
Agriculture–0.18%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	12,475,000	12,443,170
		12,443,170
Auto Manufacturers–0.69%
Ford Motor Credit Co. LLC
5.80% 3/8/29	5,830,000	5,925,798
6.13% 3/8/34	4,785,000	4,844,793
6.80% 5/12/28	7,100,000	7,438,367
6.80% 11/7/28	3,405,000	3,595,024
General Motors Co.
5.40% 4/1/48	1,837,000	1,688,497
5.95% 4/1/49	2,152,000	2,133,055
General Motors Financial Co., Inc.
5.60% 6/18/31	3,040,000	3,121,478
5.95% 4/4/34	10,594,000	10,964,080
Hyundai Capital America
5.28% 6/24/27	3,835,000	3,921,261
5.40% 6/24/31	4,465,000	4,630,462
		48,262,815
Auto Parts & Equipment–0.13%
Aptiv PLC 3.10% 12/1/51	14,023,000	8,915,092
		8,915,092
Banks–8.85%
μBanco de Credito del Peru SA 3.13% 7/1/30	7,440,000	7,257,836
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	10,501,517
μBank of America Corp.
2.48% 9/21/36	26,285,000	22,179,308
5.47% 1/23/35	5,920,000	6,225,496
5.82% 9/15/29	12,710,000	13,375,800
6.20% 11/10/28	22,420,000	23,665,713
μBank of Montreal
7.30% 11/26/84	2,365,000	2,492,457
7.70% 5/26/84	8,305,000	8,764,117
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	20,970,205
μBarclays PLC
6.22% 5/9/34	4,196,000	4,520,624
7.39% 11/2/28	4,335,000	4,682,105
μBBVA Bancomer SA 5.88% 9/13/34	3,475,000	3,381,833
BPCE SA 5.13% 1/18/28	10,570,000	10,783,239
Citibank NA
5.44% 4/30/26	4,880,000	4,974,774
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citibank NA (continued)
5.49% 12/4/26	12,355,000	$12,711,460
5.57% 4/30/34	7,165,000	7,643,645
μCitigroup, Inc.
5.61% 9/29/26	4,320,000	4,357,446
7.00% 8/15/34	4,500,000	4,815,485
μCitizens Bank NA 6.06% 10/24/25	10,270,000	10,269,815
μCredit Agricole SA 6.32% 10/3/29	12,851,000	13,664,904
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	7,414,643
6.72% 1/18/29	15,077,000	15,961,054
6.82% 11/20/29	11,163,000	12,016,578
7.15% 7/13/27	5,515,000	5,740,509
μFifth Third Bank NA 5.85% 10/27/25	13,250,000	13,254,450
μGoldman Sachs Group, Inc.
5.73% 4/25/30	5,780,000	6,074,506
5.85% 4/25/35	6,270,000	6,737,095
6.13% 11/10/34	5,590,000	5,614,233
6.48% 10/24/29	8,840,000	9,519,253
μHuntington Bancshares, Inc. 6.21% 8/21/29	8,210,000	8,685,346
μHuntington National Bank 4.55% 5/17/28	3,340,000	3,342,500
μJPMorgan Chase & Co.
1.76% 11/19/31	29,840,000	25,649,944
5.01% 1/23/30	6,455,000	6,620,269
5.57% 4/22/28	6,940,000	7,155,620
6.25% 10/23/34	4,064,000	4,519,947
μLloyds Banking Group PLC 5.72% 6/5/30	4,850,000	5,082,260
μMorgan Stanley
2.48% 9/16/36	20,963,000	17,540,760
5.16% 4/20/29	12,870,000	13,228,568
5.83% 4/19/35	14,661,000	15,748,056
6.14% 10/16/26	23,885,000	24,258,299
6.30% 10/18/28	12,237,000	12,936,491
6.41% 11/1/29	7,724,000	8,300,233
6.63% 11/1/34	7,630,000	8,629,877
μNBK SPC Ltd. 5.50% 6/6/30	4,975,000	5,166,687
PNC Bank NA 4.05% 7/26/28	7,075,000	7,020,988
μPNC Financial Services Group, Inc.
5.68% 1/22/35	5,300,000	5,618,619
6.88% 10/20/34	7,745,000	8,867,862
Popular, Inc. 7.25% 3/13/28	17,270,000	18,233,908
μRegions Financial Corp. 5.50% 9/6/35	6,815,000	6,935,159
Shinhan Bank Co. Ltd. 5.75% 4/15/34	4,295,000	4,458,358
State Street Corp. 4.99% 3/18/27	7,870,000	8,056,066
LVIP Macquarie Bond Fund–3

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
SVB Financial Group
‡1.80% 10/28/26	2,432,000	$1,410,560
‡1.80% 2/2/31	4,000,000	2,320,000
μ‡4.57% 4/29/33	5,384,000	3,122,720
Truist Bank
3.30% 5/15/26	7,220,000	7,089,272
μ4.63% 9/17/29	21,981,000	21,861,595
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	12,551,189
4.95% 9/1/25	7,095,000	7,028,433
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	3,958,017
3.95% 11/17/25	6,220,000	6,201,631
μ4.65% 2/1/29	16,232,000	16,389,106
μ5.38% 1/23/30	2,500,000	2,596,268
μ5.68% 1/23/35	5,565,000	5,898,890
μ5.73% 10/21/26	1,384,000	1,401,176
μ6.79% 10/26/27	3,755,000	3,943,409
μUBS Group AG
5.70% 2/8/35	3,295,000	3,478,142
6.85% 9/10/29	14,045,000	14,212,234
		619,088,559
Biotechnology–0.24%
Amgen, Inc. 5.15% 3/2/28	3,745,000	3,856,266
Royalty Pharma PLC
1.75% 9/2/27	6,895,000	6,425,070
5.90% 9/2/54	6,313,000	6,540,184
		16,821,520
Chemicals–0.58%
Celanese U.S. Holdings LLC 6.17% 7/15/27	10,125,000	10,491,586
LYB International Finance III LLC
3.63% 4/1/51	6,445,000	4,803,355
5.50% 3/1/34	11,405,000	11,862,356
OCP SA
5.13% 6/23/51	4,285,000	3,481,562
7.50% 5/2/54	3,125,000	3,401,320
Sociedad Quimica y Minera de Chile SA 5.50% 9/10/34	6,690,000	6,693,345
		40,733,524
Commercial Services–0.08%
ERAC USA Finance LLC 4.90% 5/1/33	3,490,000	3,557,760
Movida Europe SA 7.85% 4/11/29	1,795,000	1,728,282
		5,286,042
Computers–0.17%
Amentum Escrow Corp. 7.25% 8/1/32	6,910,000	7,211,504
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. 1.40% 8/5/28	5,015,000	$4,601,039
		11,812,543
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	2,640,000	2,709,992
		2,709,992
Diversified Financial Services–1.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,866,130
3.00% 10/29/28	20,435,000	19,303,651
4.95% 9/10/34	8,100,000	8,055,651
5.10% 1/19/29	4,200,000	4,291,984
6.50% 7/15/25	3,035,000	3,066,009
Air Lease Corp.
2.88% 1/15/26	22,595,000	22,131,050
3.00% 2/1/30	9,220,000	8,498,311
3.38% 7/1/25	3,290,000	3,251,399
μ4.13% 12/15/26	3,560,000	3,340,986
4.63% 10/1/28	3,303,000	3,314,545
5.10% 3/1/29	2,389,000	2,446,457
Aviation Capital Group LLC
3.50% 11/1/27	15,880,000	15,320,821
5.38% 7/15/29	7,005,000	7,155,731
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	5,139,274
5.88% 7/21/28	10,766,000	11,230,564
6.45% 6/8/27	1,766,000	1,853,162
6.50% 1/20/43	5,130,000	5,636,737
		130,902,462
Electric–4.53%
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,308,026
4.15% 5/1/49	1,530,000	1,256,631
5.40% 6/1/33	2,525,000	2,593,553
AES Andes SA
6.30% 3/15/29	4,000,000	4,159,300
μ8.15% 6/10/55	2,350,000	2,425,889
Alfa Desarrollo SpA 4.55% 9/27/51	4,157,410	3,284,822
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,822,921
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,687,366
Berkshire Hathaway Energy Co. 2.85% 5/15/51	21,640,000	14,643,060
Constellation Energy Generation LLC 5.75% 3/15/54	8,055,000	8,522,358
LVIP Macquarie Bond Fund–4

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
μDominion Energy, Inc. 6.88% 2/1/55	6,625,000	$7,036,219
DTE Energy Co. 5.10% 3/1/29	7,080,000	7,290,702
Duke Energy Carolinas LLC 4.95% 1/15/33	28,195,000	29,065,059
μDuke Energy Corp. 6.45% 9/1/54	3,615,000	3,753,454
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	7,548,551
3.25% 10/1/49	4,095,000	2,992,716
Enel Finance America LLC 2.88% 7/12/41	8,752,000	6,301,275
Enel Finance International NV
2.13% 7/12/28	3,695,000	3,392,519
2.50% 7/12/31	1,709,000	1,486,162
Engie SA
5.25% 4/10/29	5,085,000	5,253,866
5.63% 4/10/34	4,520,000	4,750,927
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,944,953
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,705,353
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	4,435,155
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	10,030,543
Exelon Corp. 5.45% 3/15/34	13,150,000	13,793,765
Infraestructura Energetica Nova SAPI de CV 3.75% 1/14/28	7,096,000	6,847,389
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	2,140,079
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	13,405,000	13,997,266
5.75% 9/1/25	16,660,000	16,828,632
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	6,298,725
5.05% 10/1/48	6,185,000	5,859,606
6.20% 12/1/53	1,740,000	1,902,446
Pacific Gas & Electric Co. 3.30% 8/1/40	21,588,000	16,767,327
PacifiCorp
5.10% 2/15/29	1,750,000	1,807,664
5.45% 2/15/34	2,985,000	3,102,508
5.80% 1/15/55	2,780,000	2,916,588
μSempra 6.40% 10/1/54	16,195,000	16,225,477
Southern California Edison Co.
4.00% 4/1/47	3,505,000	2,929,738
4.88% 3/1/49	11,850,000	11,250,442
5.20% 6/1/34	6,655,000	6,897,986
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	17,699,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC
6.00% 4/15/34	3,055,000	$3,264,762
6.95% 10/15/33	17,605,000	19,847,807
		317,068,752
Electronics–0.16%
Amphenol Corp.
2.20% 9/15/31	3,705,000	3,201,687
5.05% 4/5/27	3,470,000	3,551,458
5.25% 4/5/34	4,303,000	4,495,621
		11,248,766
Engineering & Construction–0.19%
Cellnex Finance Co. SA 3.88% 7/7/41	16,510,000	13,494,628
		13,494,628
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	6,910,000	7,147,801
		7,147,801
Food–0.11%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	6,980,000	7,713,081
		7,713,081
Gas–0.25%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	3,239,059
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	14,393,001
		17,632,060
Health Care Services–1.35%
Elevance Health, Inc.
5.15% 6/15/29	17,060,000	17,700,942
5.38% 6/15/34	18,454,000	19,398,995
HCA, Inc.
5.45% 4/1/31	4,800,000	5,001,132
6.00% 4/1/54	6,800,000	7,184,872
UnitedHealth Group, Inc.
4.50% 4/15/33	15,500,000	15,568,976
4.90% 4/15/31	20,585,000	21,295,816
5.50% 7/15/44	7,475,000	7,910,703
		94,061,436
Insurance–0.83%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	8,343,789
5.00% 9/12/32	12,325,000	12,640,679
Aon North America, Inc.
5.30% 3/1/31	5,065,000	5,284,150
5.75% 3/1/54	1,905,000	2,018,037
LVIP Macquarie Bond Fund–5

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Athene Holding Ltd.
3.45% 5/15/52	12,375,000	$8,483,615
3.95% 5/25/51	5,515,000	4,238,174
New York Life Global Funding 5.45% 9/18/26	9,745,000	10,015,897
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	7,059,180
		58,083,521
Internet–0.39%
Meta Platforms, Inc.
4.30% 8/15/29	4,465,000	4,533,831
4.55% 8/15/31	2,005,000	2,049,922
4.75% 8/15/34	4,080,000	4,164,437
5.40% 8/15/54	4,630,000	4,850,640
Netflix, Inc. 4.90% 8/15/34	6,740,000	6,971,463
Uber Technologies, Inc. 5.35% 9/15/54	4,800,000	4,760,636
		27,330,929
Investment Companies–0.31%
Apollo Debt Solutions BDC 6.70% 7/29/31	6,235,000	6,423,377
Blue Owl Credit Income Corp. 5.80% 3/15/30	15,700,000	15,550,644
		21,974,021
Iron & Steel–0.19%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	6,910,000	6,985,946
CSN Resources SA 8.88% 12/5/30	6,190,000	6,276,362
		13,262,308
Media–0.58%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	7,510,000	4,606,148
Midcontinent Communications 8.00% 8/15/32	7,015,000	7,139,986
Sirius XM Radio, Inc. 4.13% 7/1/30	7,945,000	7,205,141
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	6,023,746
7.30% 7/1/38	14,595,000	15,332,290
		40,307,311
Mining–0.24%
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	3,555,000	3,600,657
6.13% 4/15/32	3,530,000	3,610,692
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Freeport-McMoRan, Inc. 5.45% 3/15/43	9,634,000	$9,675,381
		16,886,730
Miscellaneous Manufacturing–0.14%
Teledyne Technologies, Inc. 2.25% 4/1/28	10,470,000	9,774,694
		9,774,694
Office Business Equipment–0.32%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	23,485,000	22,215,873
		22,215,873
Oil & Gas–2.17%
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	6,475,000
2.94% 6/4/51	10,410,000	7,075,804
4.81% 2/13/33	16,583,000	16,804,779
5.23% 11/17/34	5,030,000	5,236,915
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,786,544
ConocoPhillips Co. 5.05% 9/15/33	16,550,000	17,128,894
Diamondback Energy, Inc.
5.20% 4/18/27	3,555,000	3,628,219
5.40% 4/18/34	10,509,000	10,728,098
5.75% 4/18/54	9,752,000	9,826,810
Ecopetrol SA 8.38% 1/19/36	6,730,000	6,881,425
Eni SpA
5.50% 5/15/34	5,515,000	5,713,177
5.95% 5/15/54	5,930,000	6,107,250
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	3,620,000	3,513,991
6.25% 4/15/32	3,445,000	3,353,098
Occidental Petroleum Corp.
5.38% 1/1/32	4,090,000	4,146,168
5.55% 10/1/34	2,845,000	2,888,201
6.05% 10/1/54	2,720,000	2,761,483
6.13% 1/1/31	9,132,000	9,636,799
6.20% 3/15/40	3,069,000	3,186,073
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	5,683,353
Raizen Fuels Finance SA 5.70% 1/17/35	9,000,000	9,009,000
TotalEnergies Capital SA 5.49% 4/5/54	5,960,000	6,159,324
		151,730,405
Pharmaceuticals–0.56%
AbbVie, Inc.
4.05% 11/21/39	21,570,000	19,924,509
5.35% 3/15/44	3,800,000	4,008,482
LVIP Macquarie Bond Fund–6

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. 3.18% 7/9/50	21,445,000	$15,396,078
		39,329,069
Pipelines–2.33%
Cheniere Energy Partners LP
4.50% 10/1/29	8,470,000	8,354,185
5.75% 8/15/34	3,864,000	4,025,321
Enbridge, Inc.
5.25% 4/5/27	6,810,000	6,972,521
μ5.75% 7/15/80	2,980,000	2,925,877
Energy Transfer LP
5.95% 5/15/54	5,450,000	5,577,808
6.05% 9/1/54	12,285,000	12,726,621
6.10% 12/1/28	6,520,000	6,934,437
μ6.50% 11/15/26	15,980,000	15,941,771
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	8,022,376
3.30% 2/15/53	16,872,000	12,063,378
4.95% 2/15/35	4,700,000	4,772,962
5.35% 1/31/33	5,635,000	5,914,515
5.55% 2/16/55	4,430,000	4,576,239
Galaxy Pipeline Assets Bidco Ltd. 2.16% 3/31/34	9,221,437	8,172,639
Greensaif Pipelines Bidco SARL 5.85% 2/23/36	3,690,000	3,816,622
Kinder Morgan, Inc.
5.00% 2/1/29	2,615,000	2,670,871
5.20% 6/1/33	14,860,000	15,042,916
ONEOK, Inc. 5.65% 11/1/28	9,345,000	9,767,237
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	11,805,000	11,803,860
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	12,823,348
		162,905,504
Real Estate Investment Trusts–0.82%
American Tower Corp.
2.30% 9/15/31	21,520,000	18,517,065
5.20% 2/15/29	5,090,000	5,256,767
5.45% 2/15/34	4,435,000	4,636,274
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	6,000,000	4,970,033
Extra Space Storage LP 5.40% 2/1/34	11,580,000	11,959,586
VICI Properties LP 4.95% 2/15/30	11,785,000	11,854,755
		57,194,480
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.36%
CK Hutchison International 24 II Ltd. 4.75% 9/13/34	13,555,000	$13,496,845
Home Depot, Inc.
4.85% 6/25/31	2,085,000	2,161,286
4.88% 6/25/27	2,605,000	2,672,675
4.95% 6/25/34	6,830,000	7,100,652
		25,431,458
Semiconductors–0.48%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,565
3.47% 4/15/34	18,997,000	17,106,721
5.05% 7/12/29	6,280,000	6,468,920
5.15% 11/15/31	3,965,000	4,114,691
Entegris, Inc. 4.75% 4/15/29	5,905,000	5,819,084
		33,511,981
Software–0.78%
Oracle Corp.
3.60% 4/1/50	26,756,000	20,369,405
4.20% 9/27/29	4,520,000	4,510,858
4.65% 5/6/30	8,980,000	9,157,139
5.38% 9/27/54	4,455,000	4,452,279
Roper Technologies, Inc. 4.90% 10/15/34	13,660,000	13,755,708
Workday, Inc.
3.50% 4/1/27	960,000	944,516
3.70% 4/1/29	1,465,000	1,430,506
		54,620,411
Telecommunications–1.11%
AT&T, Inc. 3.50% 9/15/53	20,149,000	14,802,944
Iliad Holding SASU 8.50% 4/15/31	440,000	473,267
Millicom International Cellular SA 7.38% 4/2/32	5,500,000	5,651,279
Rogers Communications, Inc.
5.00% 2/15/29	9,965,000	10,169,299
5.30% 2/15/34	11,015,000	11,206,208
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	587,500	585,964
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,946,670
3.75% 4/15/27	13,240,000	13,080,891
5.25% 6/15/55	9,535,000	9,487,834
5.75% 1/15/34	3,335,000	3,581,390
Verizon Communications, Inc. 2.88% 11/20/50	5,390,000	3,655,373
		77,641,119
Total Corporate Bonds (Cost $2,257,275,717)		2,229,142,595
LVIP Macquarie Bond Fund–7

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–1.35%
•A-AP Buyer, Inc. 7.85% (SOFR CME03M + 3.25%) 9/9/31	4,700,000	$4,717,625
•Alliance Laundry Systems LLC 8.35% (SOFR CME01M + 3.50%) 8/19/31	5,765,000	5,768,978
•Amentum Holdings, Inc. 7.11% (SOFRTE03M + 2.25%) 10/31/24	9,405,000	9,369,731
∞Ardonagh Midco 3 PLC 0.00% 2/15/31	14,525,000	14,534,151
•Banff Merger Sub, Inc. 9.01% (SOFR CME03M + 3.75%) 7/30/31	15,035,000	14,994,856
∞Dragon Buyer, Inc. 0.00% 9/24/31	7,060,000	7,026,465
∞Icon Parent, Inc. 0.00% 9/11/31	5,120,000	5,079,450
June Purchaser LLC
∞0.00% 9/11/31	5,987,143	5,957,207
∞0.00% 9/11/31	997,857	992,868
•Lightning Power LLC 8.35% (SOFR CME03M + 3.25%) 8/18/31	8,035,000	8,047,294
•Midcontinent Communications 7.60% (SOFR CME01M + 2.50%) 8/16/31	6,250,000	6,273,437
•White Cap Buyer LLC 8.10% (SOFR CME01M + 3.25%) 10/19/29	11,755,000	11,663,899
Total Loan Agreements (Cost $94,195,947)		94,425,961
NON-AGENCY ASSET-BACKED SECURITIES–4.66%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.58% (TSFR03M + 1.29%) 4/25/31	5,959,470	5,960,185
•Black Diamond CLO DAC Series 2017-2A A2 6.84% (TSFR03M + 1.56%) 1/20/32	1,160,689	1,161,399
•Catamaran CLO Ltd. Series 2014-1A A1BR 6.93% (TSFR03M + 1.65%) 4/22/30	11,150,000	11,150,814
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.56% 11/25/36	314,418	312,020
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	8,500,000	8,104,448
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	24,475,811
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	42,790,000	39,421,755
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	1,420,000	1,392,714
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2024-B A3 5.10% 4/15/29	22,000,000	$22,476,406
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	5,372,000	5,203,748
Frontier Issuer LLC Series 2024-1 A2 6.19% 6/20/54	7,000,000	7,291,056
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	11,089,000	11,200,102
GMF Floorplan Owner Revolving Trust Series 2024-1 A1 5.13% 3/15/29	29,000,000	29,685,305
•ICG US CLO Ltd. Series 2014-1A A1A2 6.74% (TSFR03M + 1.46%) 10/20/34	4,000,000	3,999,936
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	624,800	616,154
•KKR CLO 41 Ltd. Series 2022-41A A1 6.63% (TSFR03M + 1.33%) 4/15/35	5,600,000	5,609,649
•Midocean Credit CLO IX Series 2018-9A A1 6.69% (TSFR03M + 1.41%) 7/20/31	3,256,879	3,258,286
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 6.69% (TSFR03M + 1.41%) 7/20/34	11,000,000	11,022,495
Porsche Innovative Lease Owner Trust Series 2024-1A A3 4.67% 11/22/27	20,000,000	20,129,802
•Regatta XIX Funding Ltd. Series 2022-1A A1 6.60% (TSFR03M + 1.32%) 4/20/35	3,000,000	3,003,633
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.83% (TSFR03M + 1.55%) 4/25/37	4,000,000	4,016,616
•Steele Creek CLO Ltd. Series 2017-1A A 6.81% (TSFR03M + 1.51%) 10/15/30	2,425,722	2,425,722
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	28,575,000	29,217,569
•Venture 34 CLO Ltd. Series 2018-34A AR 6.57% (TSFR03M + 1.28%) 10/15/31	7,500,000	7,502,947
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.69% (TSFR03M + 1.39%) 4/15/34	15,000,000	14,966,745
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	17,000,000	17,474,856
LVIP Macquarie Bond Fund–8

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	34,000,000	$34,580,009
Total Non-Agency Asset-Backed Securities (Cost $328,241,178)		325,660,182
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.00%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.63% 1/25/45	621,818	603,689
Series 2015-1 B2 3.63% 1/25/45	351,366	341,122
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	10,316,416	8,689,565
Series 2021-PJ8 A2 2.50% 1/25/52	14,457,009	12,150,100
Series 2021-PJ9 A2 2.50% 2/26/52	16,004,427	13,450,595
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	588,553	560,622
Series 2014-2 B2 3.42% 6/25/29	219,277	208,871
Series 2015-1 B2 6.68% 12/25/44	1,024,005	1,030,747
Series 2015-4 B1 3.53% 6/25/45	1,427,799	1,338,352
Series 2015-4 B2 3.53% 6/25/45	1,022,520	958,463
Series 2015-5 B2 6.85% 5/25/45	946,378	948,430
Series 2015-6 B1 3.50% 10/25/45	998,400	951,395
Series 2015-6 B2 3.50% 10/25/45	845,926	806,099
Series 2015-6 B3 3.50% 10/25/45	1,522,639	1,380,791
Series 2016-4 B1 3.80% 10/25/46	966,093	914,010
Series 2016-4 B2 3.80% 10/25/46	1,771,752	1,676,235
Series 2017-1 B3 3.45% 1/25/47	3,753,759	3,433,461
Series 2017-2 A3 3.50% 5/25/47	297,332	272,953
Series 2020-2 A3 3.50% 7/25/50	421,747	386,537
Series 2020-7 A3 3.00% 1/25/51	1,871,562	1,655,359
Series 2021-1 A3 2.50% 6/25/51	3,300,186	2,779,762
Series 2021-10 A3 2.50% 12/25/51	6,821,363	5,737,139
Series 2021-11 A3 2.50% 1/25/52	11,612,746	9,795,986
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2021-12 A3 2.50% 2/25/52	15,058,829	$12,665,299
Series 2021-13 A3 2.50% 4/25/52	15,219,390	12,819,364
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	4,612,738	3,902,529
Series 2021-1 A2 2.50% 3/25/51	3,208,523	2,696,538
Series 2021-4 A3 2.50% 7/25/51	3,242,750	2,725,304
Series 2021-5 A3 2.50% 8/25/51	10,372,163	8,717,074
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	587,293	570,119
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,310,255	2,782,037
Series 2021-4 A1 2.50% 9/25/51	15,575,211	13,089,870
Series 2021-6 A1 2.50% 12/25/51	6,996,111	5,879,739
•Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43	351,726	338,040
Series 2015-1 B2 3.93% 1/25/45	584,933	567,841
Series 2020-4 A2 2.50% 11/25/50	2,625,660	2,219,166
•Towd Point Mortgage Trust Series 2018-1 A1 3.00% 1/25/58	413,093	405,499
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	653,193	576,002
Total Non-Agency Collateralized Mortgage Obligations (Cost $165,803,323)		140,024,704
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.72%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,854,070
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	16,889,563
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,605,667
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	11,485,594
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	36,144,932
•Series 2022-BNK40 B 3.51% 3/15/64	8,850,000	7,533,524
LVIP Macquarie Bond Fund–9

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	18,430,000	$16,169,765
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,184,703
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	18,675,167
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	18,573,297
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	11,384,328
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	20,655,920
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,756,082
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	12,078,129
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	7,016,490
•Series 2022-B32 C 3.57% 1/15/55	11,000,000	8,196,613
•Series 2022-B33 B 3.73% 3/15/55	4,450,000	3,796,658
•Series 2022-B33 C 3.73% 3/15/55	4,450,000	3,429,844
•Series 2022-B35 A5 4.59% 5/15/55	5,845,000	5,628,537
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	3,278,373
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	15,405,810
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	5,399,180
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	11,963,566
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	9,383,604
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,513,222
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	14,670,632
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,932,292
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	690,215	689,364
Series 2015-GC27 A5 3.14% 2/10/48	3,825,611	3,806,988
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,723,426
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	18,340,134
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	$11,136,680
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,873,395
COMM Mortgage Trust
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	10,935,882
Series 2015-3BP A 3.18% 2/10/35	22,346,000	21,047,255
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,293,983
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,032,118
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,474,247
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	9,719,877
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,697,885
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	8,024,020
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,064,742
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	14,338,072
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,725,147
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,059,501
Series 2019-GC42 A4 3.00% 9/10/52	20,000,000	18,396,936
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	12,661,104
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	7,000,000	5,953,140
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,507,816
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,284,847
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	10,930,503	10,803,785
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,829,714
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	11,385,715
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,780,087
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,051,271
LVIP Macquarie Bond Fund–10

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	$17,783,496
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,601,193
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,797,478
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,965,252
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,717,727
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,140,971
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,556,109
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	26,574,653
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,833,321
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $688,524,425)		610,212,893
SUPRANATIONAL BANKS–0.51%
μAfrican Development Bank 5.75% 5/7/34	6,475,000	6,436,774
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	29,509,909
Total Supranational Banks (Cost $36,296,482)		35,946,683
U.S. TREASURY OBLIGATIONS–18.52%
U.S. Treasury Bonds
2.25% 8/15/46	131,705,000	94,287,404
4.25% 2/15/54	102,870,000	104,830,959
4.25% 8/15/54	13,380,000	13,662,234
4.63% 5/15/44	32,490,000	34,434,323
4.63% 5/15/54	15,380,000	16,682,494
U.S. Treasury Notes
3.50% 9/30/29	144,485,000	144,056,060
3.50% 1/31/30	108,340,000	107,798,300
3.63% 9/30/31	63,740,000	63,620,488
3.88% 8/15/34	48,890,000	49,233,758
4.00% 7/31/29	25,730,000	26,218,468
4.00% 1/31/31	12,795,000	13,047,401
4.13% 3/31/29	79,300,000	81,099,738
4.38% 7/31/26	86,140,000	87,176,372
4.38% 7/15/27	21,060,000	21,500,944
4.38% 5/15/34	57,685,000	60,416,024
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.63% 9/30/28	175,350,000	$182,158,511
4.63% 4/30/31	64,220,000	67,844,918
4.63% 5/31/31	80,260,000	84,812,247
^U.S. Treasury Strip Principal 0.00% 5/15/44	48,330,000	21,142,909
^U.S. Treasury STRIPS Coupon 0.00% 5/15/44	51,375,000	21,539,357
Total U.S. Treasury Obligations (Cost $1,305,442,886)		1,295,562,909

	Number of Shares
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	6,630,266	6,630,266
Total Money Market Fund (Cost $6,630,266)		6,630,266

	Principal Amount°
SHORT-TERM INVESTMENTS—1.51%
Discounted Commercial Paper–1.51%
≠Atlantic City Electric Co.
4.95% 10/1/24	4,000,000	4,000,000
≠Dairy Farmers of America, Inc.
5.02% 10/1/24	5,000,000	5,000,000
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.88% 10/1/24	11,955,000	11,955,000
≠Fiserv, Inc.
4.94% 10/1/24	14,940,000	14,940,000
≠HSBC USA, Inc.
6.39% 10/31/24	10,000,000	9,950,583
≠New Jersey Natural Gas Co.
5.00% 10/1/24	8,000,000	8,000,000
≠Peoples Gas Light & Coke Co.
4.92% 10/1/24	10,000,000	10,000,000
≠South Jersey Gas Co.
4.97% 10/1/24	7,700,000	7,700,000
≠Volkswagen Financial Services
4.97% 10/1/24	8,800,000	8,800,000
5.07% 10/21/24	6,500,000	6,482,017
5.09% 10/24/24	4,500,000	4,485,625
5.54% 10/4/24	9,000,000	8,995,928
≠Wisconsin Gas LLC
4.92% 10/1/24	4,980,000	4,980,000
Total Short-Term Investments (Cost $105,289,153)		105,289,153

LVIP Macquarie Bond Fund–11

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.70% (Cost $7,139,733,518)	$6,974,551,898

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	20,715,853
NET ASSETS APPLICABLE TO 574,994,529 SHARES OUTSTANDING–100.00%	$6,995,267,751

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
∞Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts and swap contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
331	U.S. Treasury 10 yr Notes	$37,827,094	$37,838,192	12/19/24	$—	$(11,098)
1,094	U.S. Treasury 5 yr Notes	120,211,797	119,710,857	12/31/24	500,940	—
1,649	U.S. Treasury Long Bonds	204,785,188	205,790,763	12/19/24	—	(1,005,575)
Total Futures Contracts					$500,940	$(1,016,673)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.42- Quarterly[3]	40,950,000	(5.00%)	6/20/29	$(3,237,586)	$(2,911,741)	$—	$(325,845)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

LVIP Macquarie Bond Fund–12

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations:
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
LVIP Macquarie Bond Fund–13